INCOME TAX	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAX

10. INCOME TAX

Pursuant to the current rules and regulations, the Cayman Islands and the BVI currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. Therefore, the Company is not subject to any income tax in the Cayman Islands or the BVI.

The Company is subject to Hong Kong profits tax at a rate of 16.5% on their taxable income generated from operations in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million.

The Company’s subsidiary incorporated in the PRC is governed by the income tax laws of the PRC, and the income tax provisions in respect to operations in the PRC are calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate, while preferential tax rates, tax holidays and even tax exemptions may be granted on a case-by-case basis. EIT grants preferential tax treatment on certain Small and Micro Enterprises (“SMEs”). Under this preferential tax treatment, SMEs are entitled to a range from 12.5% to 20% of regular income tax. The Company’s PRC subsidiary is a SME.

During the year ended March 31, 2026, the Company adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures on a prospective basis for the first annual period beginning after December 15, 2024. Adoption did not affect the recognized amounts of income tax expense or related tax balances; it expanded the income tax disclosures presented below. Prior comparative periods are not restated (prospective application).

Components of income (loss) before income tax

The following table presents the components of income (loss) before income taxes by geographic region for the fiscal year ended March 31, 2026, in accordance with the updated requirements of ASU 2023-09:

Year ended March 31, 2026
USD

Domestic (Cayman)	(7,251,776)
Foreign:
Hong Kong	(6,111,863)
PRC	(195,302)
Singapore	-
Total loss before income taxes	(13,558,941)

The following table present the provisions for benefit from income taxes for the fiscal year ended March 31, 2026, in accordance with the updated requirements of ASU 2023-09:

Year ended March 31,
2026
USD

Current income tax expenses
Cayman	-
Hong Kong	-
PRC	-
Singapore	-
Deferred income tax expense (recovery)
Cayman	-
Hong Kong	(267,774)
PRC
Singapore	-
Income tax expense (recovery)	(267,774)

The following tables present the provisions for benefit from income taxes for the fiscal year ended March 31, 2025 and 2024:

	Year ended March 31,
	2024	2025
	USD	USD

Current income tax expenses	178,029	24,109
Deferred income tax expense (recovery)	68,580	(143,400)
Income tax expense	246,609	(119,291)

During the fiscal year ended March 31, 2026, the Company adopted ASU 2023-09. As a result of the adoption, the effective income tax rate for the fiscal year ended March 31, 2026 as follows:

	Year ended March 31, 2026
	USD	%

Statutory tax rate of Cayman (0%)	-	-
Effect of rates different than statutory	(1,449,022)	10.82
HK two-tiered profits tax regime	(21,154)	0.16
Non-deductible expenses	717,939	(5.39)
Non-taxable income	(181,408)	1.36
Change in valuation allowance of deferred income tax assets	665,871	(4.97)
Effect of rates different than statutory	(267,774)	2.00

Cash paid for income taxes, net of refunds, by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended March 31, 2026 is as follows:

Year ended March 31, 2026
USD
BVI	-
Hong Kong	216,944
PRC	-
Cayman	-
Total income taxes paid, net of refunds	216,944

Reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision for the fiscal years ended March 2024 and 2025 were as follows:

	Year ended March 31,
	2024	2025
	USD	USD

(Loss) income before income tax
- Cayman Island and BVI entities	(2,805)	(6,293,726)
- Hong Kong entities	1,340,699	(806,633)
- PRC entity	-	-

Tax expenses at statutory income tax rates
- Cayman Island and BVI entities	-	-
- PRC entity	-	-

Tax effect of rate differences in various jurisdictions	220,752	(133,095)
Tax effect of provision for expected credit loss	(3,716)	114,945
Tax effect of depreciation allowance	(61,541)	34,595
Tax effect of non-deductible expenditure	44,073	29,009
Tax effect of tax loss not recognised	-
Tax effect of taxable temporary difference	68,580	(143,400)
Tax reduction allowed by Hong Kong government	(21,539)	(21,345)
Income tax expense (recovery)	246,609	(119,291)

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of March 31,
	2025	2026
	USD	USD

Deferred tax assets:
Property, plant and equipment	-	7,986
Provision of credit loss	148,897	530,874
Tax losses carried forward	-	406,469
Total deferred tax assets	148,897	945,329
Deferred tax liabilities:
Property, plant and equipment	(10,106)	-
Right-of-use assets – finance lease	(406,565)	(271,472)
Total deferred tax (liabilities) assets	(416,671)	673,857
Less: Valuation allowance	-	(673,857)
Net deferred tax (liabilities) assets	(267,774)	-

As of March 31, 2025 and 2026, the Company had no unrecognized tax benefit.

The Company has evaluated the positive and negative evidence bearing upon the realizability of its net deferred tax assets. Due to the Company’s history of net losses and the difficulty in predicting future results, the Company concluded it was not more likely than not that the deferred tax assets would be utilized. Accordingly, the Company has established a full valuation allowance against net deferred tax assets as of March 31, 2026. Significant management judgment is required in determining the Company’s deferred tax assets and liabilities and valuation allowances for purposes of assessing its ability to realize any future benefit from its net deferred tax assets. The Company intends to maintain this valuation allowance until sufficient positive evidence exists to support the reversal of the valuation allowance. Income tax expense recorded in the future will be reduced to the extent that sufficient positive evidence materializes to support a reversal of, or decrease in, the Company’s valuation allowance.

The net changes in the total valuation allowance for net deferred tax assets for the fiscal years ended March 31, 2026 and 2025 consist of the following:

	As of March 31,
	2025	2026
	USD	USD

Valuation allowance at beginning of year	-	-
Addition	-	673,857
Valuation allowance at end of year	-	673,857